Cash and cash equivalents (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents
Cash	$ 2,670,877	$ 2,443,938
Cash equivalent	8,424,971	16,482,995
Cash and cash equivalents	$ 11,095,848	$ 18,926,933	$ 8,610,996	$ 3,916,283